Income Taxes - Reconciliation of Income Taxes Calculated at Statutory Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Abstract]
Earnings (Loss) From Continuing Operations Before Income Tax	$ (3,230)	$ 1,397	$ (3,926)
Canadian Statutory Rate	24.00%	26.50%	27.00%
Expected Income Tax Expense (Recovery) From Continuing Operations	$ (775)	$ 370	$ (1,060)
Effect on Taxes Resulting From:
Statutory and Other Rate Differences	19	(52)	(57)
Non-Taxable Capital (Gains) Losses	(42)	(38)	89
Non-Recognition of Capital (Gains) Losses	(42)	(39)	87
Adjustments Arising From Prior Year Tax Filings	(8)	4	3
Recognition of U.S. Tax Basis		(387)	(78)
Alberta Corporate Rate Reduction	(7)	(671)
Other	4	16	6
Tax Expense (Recovery) From Continuing Operations	$ (851)	$ (797)	$ (1,010)
Effective Tax Rate	26.30%	(57.10%)	25.70%